Fair Value Measurements (Details) - Schedule of Value Measurements Inputs - Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2023	Dec. 31, 2022
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements	11.05	10.3
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements	11.5	11.5
Redemption Trigger Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements	18	18
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements	5.31	5.05
Probability of Acquisition
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements	1.5	4
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements	0	0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements	4.5	3.91
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements	0	0